Expense Example, No Redemption - R5 R6 Shares - JPMorgan Strategic Income Opportunities Fund	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	63	222	395	896	53	186	331	754